Annual Total Returns - Fidelity Series Inflation-Protected Bond Index Fund [BarChart] - 12.31 Fidelity Series InflationProtected Bond Index Fund Series PRO-10 - Fidelity Series Inflation-Protected Bond Index Fund - Fidelity Series Inflation-Protected Bond Index Fund
Mar. 01, 2022
Bar Chart Table:
Annual Return 2012	4.77%
Annual Return 2013	(5.77%)
Annual Return 2014	0.80%
Annual Return 2015	(0.92%)
Annual Return 2016	3.88%
Annual Return 2017	1.99%
Annual Return 2018	(0.42%)
Annual Return 2019	6.89%
Annual Return 2020	8.26%
Annual Return 2021	5.60%